Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 13, 2023
Debt Instrument [Line Items]
2025	$ 82
2026	0
2027	0
2028	79,468
Long-term debt	79,550
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount			$ 65,000
Debt, accrued PIK interest	3,309	$ 0
Debt, accrued PIK interest	$ 159	$ 169